Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS.
a)	The detail of cash and cash equivalents as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017	2016
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	53,875	48,002
Bank balances	35,208,300	48,556,736
Time deposits	11,155,249	17,325,478
Other fixed-income instruments	373,038,602	180,068,976
Total	419,456,026	245,999,192

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income investments are mainly comprised of repurchase agreements with original maturities of less than or equal to 90 days.

b)	The detail of cash and cash equivalents by currency is as follows:

	As of December 31,
	2017	2016
Currency	ThCh$	ThCh$
Chilean peso	399,164,753	235,993,647
Argentine peso	6,263,344	4,807,406
Euros	11,594	—
U.S. dollar	14,016,335	5,198,139
Total	419,456,026	245,999,192
c)	No payments have been made to obtain control of consolidated entities, as of December 31, 2017.
d)	The following tables sets forth cash and cash equivalents that have been received from the sale of shares of as of December 31, 2017, 2016 and 2015:

	As of December 31,
	2017	2016	2015 (*)
Loss of control at Subsidiaries	ThCh$	ThCh$	ThCh$
Amounts received for the sale of subsidiaries	—	3,003	25,000,000
Amounts of cash and cash equivalents in entities sold	—	—	(18,360,347)
Total net	—	3,003	6,639,653

(*)	See Note 2.4.1.

	As of December 31,
	2017 (*)	2016 (**)	2015
Loss of control at Associates	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Associates	115,582,806	132,820,800	—
Total	115,582,806	132,820,800	—

(*)	See Note 5.
(**)	See Note 12.b.

e)	Reconciliation of liabilities arising from financing activities:

Liabilities arising from financing activities	Balance as of 1/1/2017 (1)	Financing Cash Flows				Non-Cash Changes				Balance as of 12/31/2017 (1)
		From	Used	Interest paid	Total	Changes in fair value	Foreign exchange differences	Financial costs (2)	Other changes
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 18.1)	4,274	—	(4,156)	(12,581)	(16,737)	—	—	12,585	—	122
Unsecured obligations (Note 18.1)	802,306,161	—	(5,530,327)	(43,514,578)	(49,044,905)	—	(33,226,098)	43,544,427	—	763,579,585
Finance leases (Note 18.1)	17,749,647	—	(2,592,236)	—	(2,592,236)	—	(1,359,668)	811,171	—	14,608,914
Financial derivatives for hedging (Note 7 y 18)	23,640,892	—	(3,543,399)	—	(3,543,399)	(25,059,561)	(23,488,917)	3,473,938	(4,501,595)	(29,478,642)
Loans to related parties	—	150,000,000	(150,000,000)	(289,800)	(289,800)	—	—	289,800	—	—
Other obligations	—	—	(1,305,389)	—	(1,305,389)	—	—	1,305,389	—	—
Total	843,700,974	150,000,000	(162,975,507)	(43,816,959)	(56,792,466)	(25,059,561)	(58,074,683)	49,437,310	(4,501,595)	748,709,979

(1)	Balance corresponds to current and non-current portion.
(2)	Other changes include interest accruals